Additional capital disclosures	12 Months Ended
Mar. 31, 2026
Capital structure [abstract]
Additional capital disclosures

23. Additional capital disclosures

The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company’s focus is to keep strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Company.

The Company’s goal is to continue to be able to return excess liquidity to shareholders by continuing to distribute annual dividends in future periods. The amount of future dividends/ buyback of equity shares will be balanced with efforts to continue to maintain an adequate liquidity status.

The capital structure as at March 31, 2025 and 2026 was as follows:

	As at March 31,
	2025		2026		% Change
Equity attributable to the equity shareholders of the Company	₹	828,309	₹	885,368	7%
As percentage of total capital		81%		81%

Current loans, borrowings and bank overdrafts		97,863		165,912
Non-current loans and borrowings		63,954		1,962
Current and non-current lease liabilities		30,218		35,036
Total loans, borrowings and bank overdrafts and lease liabilities	₹	192,035	₹	202,910	6%
As percentage of total capital		19%		19%

Total capital	₹	1,020,344	₹	1,088,278	7%

Loans and borrowings represent 16% and 15% of total capital as at March 31, 2025 and 2026, respectively. The Company is not subjected to any externally imposed capital requirements.